Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		$ 439,918	$ 409,730
Derivatives		150,612	142,450
Other assets		92,155	81,371
Derivatives		163,763	142,629
Other liabilities		94,677	96,022
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	[1]	1	4
Loans	[1]	236
Derivatives	[1]	32	2
Assets	[1]	269	6
Derivatives	[1]	115	245
Liabilities	[1]	115	245
Maximum exposure to loss	[1],[2]	56,779	54,715
Total assets of unconsolidated structured entities	[1]	55,639	53,641
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		6,688	5,790
Assets		6,688	5,790
Maximum exposure to loss	[2]	12,963	10,580
Total assets of unconsolidated structured entities		45,315	31,037
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		2,541	2,411
Derivatives			26
Assets		2,541	2,437
Derivatives		3	1
Liabilities		3	1
Maximum exposure to loss	[2]	3,487	3,068
Total assets of unconsolidated structured entities		459,976	440,924
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		12,788	8,451
Assets		12,788	8,451
Maximum exposure to loss	[2]	21,195	14,863
Total assets of unconsolidated structured entities		119,766	81,028
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		1,384	743
Loans		1,805	2,403
Derivatives		98	91
Other assets		455	365
Assets		3,742	3,602
Deposits		167	166
Derivatives		4
Other liabilities		7	7
Liabilities		178	173
Maximum exposure to loss	[2]	6,248	5,595
Total assets of unconsolidated structured entities		798,228	461,919
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		3,926	3,158
Loans		21,517	16,644
Derivatives		130	119
Other assets		455	365
Assets		26,028	20,286
Deposits		167	166
Derivatives		122	246
Other liabilities		7	7
Liabilities		296	419
Maximum exposure to loss	[2]	100,672	88,821
Total assets of unconsolidated structured entities		$ 1,478,924	$ 1,068,549

[1]	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $37 billion as at October 31, 2024 (October 31, 2023 – $37 billion).
[2]	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 23 for further details.